SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP France - EUR (€)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	€ 225,801,843	€ 212,369,557
Procter & Gamble Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	130,345,726	134,927,478	€ 145,525,742
Other investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	95,456,117	77,442,079	€ 73,247,110
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	225,801,843	212,369,557
Fair Value, Inputs, Level 1 | Procter & Gamble Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	130,345,726	134,927,478
Fair Value, Inputs, Level 1 | Other investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	€ 95,456,117	€ 77,442,079